SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Property, Plant and Equipment [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 85,960	$ 127,802
Deferred revenue	513,072	$ 426,777
Revenue recognized	$ 112,176
Patents [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, terms	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, terms	10 years
Evo Air Manufacturing M Sdn Bhd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	67.50%
Evo Air Marketing S D N B H D [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	100.00%
W K L Guanzhe Green Technology Guangzhou Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	55.00%
W K L Guanzhe Greentech China Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	55.00%